Revenue - Major customers fees on lending solution services (Details) - Service fees on lending solution services	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	58.95%	73.17%	48.69%
Ping An Group and its subsidiaries [Member]
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	42.90%	45.78%	18.60%
Lufax and its subsidiaries
Disclosure of disaggregation of revenue from contracts with customers
Percentage of entity's revenue	16.05%	27.39%	30.09%